Property, Plant And Equipment - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 282	$ 305	$ 292
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	888	907
Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ (82)	$ (81)	$ (57)